Cash and cash equivalents and debt financing - Summary of Analysis of Cash Flows (Detail) - GBP (£) £ in Millions		Jun. 30, 2021	Dec. 31, 2020
Cash flows from (used in) operating activities [abstract]
Cash at bank and in hand		£ 1,704.1	£ 10,075.0
Short-term bank deposits		1,842.0	2,824.1
Overdrafts	[1]	(199.2)	(8,562.0)
Cash and cash equivalents		£ 3,346.9	£ 4,337.1

[1]	Bank overdrafts are included in cash and cash equivalents because they form an integral part of the Group’s cash management.